8. OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	March 31,	March 31,
	2015	2014
Accrued interest	$21,258	$1,165,335
Accrued legal fees	–	179,465
Accrued liquidated damages	–	362,800
Other accrued liabilities	64,473	147,774
Total other current liabilities	$85,731	$1,855,374